CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net loss for the year		$ (2,097,599)	$ (1,885,332)	$ (1,906,297)
Items not involving cash:
Depreciation		3,496	0	2,589
(Gain) loss on disposal of equipment		(6,643)	0	2,105
Mineral exploration expenses		10,996	23,796	21,520
Share-based payment		9,369	141,124	110,564
Write-down of due from optionee		0	0	1
Write-down of exploration and evaluation assets		1,239,994	0	71,289
Write-down of tax deposits	[1]	41,200	0	0
Write-down of exploration and evaluation assets	[1]	0	49,962	0
Changes in non-cash working capital items
VAT receivables		5,266	14,358	6,510
Due from optionees		11,601	(14,666)	(28,557)
Prepaid expenses and advances		34,674	(24,034)	19,818
Other receivables		6,540	(93,278)	(11,121)
Accounts payable and accrued liabilities		(101,528)	486,711	82,982
Accounts payable owed by optionees		(11,601)	(45,464)	(31,124)
Due from/to related parties		392,145	39,129	(7,842)
Funds held for optionees		0	(167,910)	163,735
Exchange difference arising on the translation of foreign subsidiaries		26,841	(23,469)	24,496
Net cash (used in) operating activities		(435,249)	(1,499,073)	(1,479,332)
Cash flows from investing activities
Net proceeds from investments - available for sale		0	0	84,862
Net proceeds from sale of equipment		6,643	0	12,167
Property deposits		116,772	0	40,589
Purchase of equipment		(6,567)	(6,810)	(13,630)
Net cash provided by (used in) investing activities		116,848	(6,810)	123,988
Cash flows from financing activities
Proceeds from issuance of common shares		282,000	1,282,000	1,242,000
Share issue costs		(11,544)	(20,533)	(58,323)
Net cash provided by financing activities		270,456	1,261,467	1,183,677
Change in cash for the year		(47,945)	(244,416)	(171,667)
Cash, beginning of the year		106,288	350,704	522,371
Cash, end of the year		58,343	106,288	350,704
Cash comprised of
Cash		58,343	106,288	182,794
Restricted cash and cash equivalents		0	0	167,910
Supplementary information
Interest received	[2]	$ 148	$ 1,181	$ 2,068

[1]	Note 6.
[2]	Note 12.